Document And Entity Information	Oct. 19, 2026
Document Information Line Items
Entity Central Index Key	0002072421
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	SENECA BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56790
Entity Tax Identification Number	39-4029114
Entity Address, Address Line One	35 Oswego Street
Entity Address, City or Town	Baldwinsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13027
City Area Code	315
Local Phone Number	638-0233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false